Significant Acquisitions and Disposals - Agreement for Air Canada Credit Card Loyalty Program - Additional Information (Detail) - Agreement for Air Canada Credit Card Loyalty Program [member]
$ in Millions
Jan. 10, 2019 CAD ($)
Disclosure of agreement for credit card loyalty program [line items]
Cash transferred, pending completion of transaction	$ 622
Expense recognized, pending completion of transaction	547
Expense recognized, pending completion of transaction	446
Intangible assets amortized, pending completion of transaction	75
Prepayment plus applicable sales tax future purchase of loyalty points over tens year period, pending completion of transaction	$ 308